Employee Separation and Asset Related Charges, Net (Restructuring Program schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning	$ 12		$ 0
Restructuring charges	135		16
Payments	(50)		(2)
Net currency translation adjustment	0	[1]	(2)
Restructuring reserve, ending	97		12
Titanium Technologies Site Closure [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning	0		0
Restructuring charges	11		0
Payments	0		0
Net currency translation adjustment	0	[1]	0
Restructuring reserve, ending	11		0
Chemical Solutions Site Closures [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning	0		0
Restructuring charges	12		0
Payments	0		0
Net currency translation adjustment	0	[1]	0
Restructuring reserve, ending	12		0
2015 Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning	0		0
Restructuring charges	112		0
Payments	(39)		0
Net currency translation adjustment	0	[1]	0
Restructuring reserve, ending	73		0
2014 Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning	12		0
Restructuring charges	0		16
Payments	(11)		(2)
Net currency translation adjustment	0	[1]	(2)
Restructuring reserve, ending	1		$ 12
Maximum [Member]
Restructuring Reserve [Roll Forward]
Net currency translation adjustment	$ 1

[1]	Net currency translation adjustment for the year ended December 31, 2015 was less than $1.